Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2010
Details of Restricted Cash

The following table summarizes the details of restricted cash at December 31:

	2009		2010
	(in millions of Won)

Reserve deposits with the Bank of Korea (BOK)	(Won)	6,729,167	(Won)	4,202,466
Cash restricted for investment activities		845,155		1,096,820
Other		399,595		259,401

	(Won)	7,973,917	(Won)	5,558,687